Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits
	As at March 31
Particulars	2019	2020
Net defined benefit liability	3,424	4,834
Other long term employee benefit (liability for compensated absences)	1,365	1,501
Total employee benefit liabilities	4,789	6,335

	As at March 31
Particulars	2019	2020
Present Value of unfunded obligation	3,424	4,834
Total	3,424	4,834

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2019	2020	2019	2020	2019	2020
Balance as at April 1	2,994	4,269	(536)	(845)	2,458	3,424
Acquired through business combination	42	281	—	(167)	42	114
Included in profit or loss
Current service cost	646	930	—	—	646	930
Past service cost	332	432	—	—	332	432
Interest cost (income)	189	302	(45)	(66)	144	236
	1,167	1,664	(45)	(66)	1,122	1,598
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	6	—	—	—	6	—
-financial assumptions	69	(72)	—	—	69	(72)
-experience adjustment	523	314	—	—	523	314
-Return on plan assets excluding interest income	—	—	(13)	104	(13)	104
	598	242	(13)	104	585	346
Effects of movement in exchange rates	(186)	(406)	32	66	(154)	(340)
Other
Contribution by employer	—	—	(416)	(26)	(416)	(26)
Benefits paid	(346)	(381)	133	99	(213)	(282)
Balance as at March 31	4,269	5,669	(845)	(835)	3,424	4,834

	As at March 31
Net defined benefit liability represented by:	2019	2020
MMT India	2,895	3,465
GI India	427	1,104
Bitla	102	104
Q2T	-	161

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

	As at March 31
Particulars	2019	2020
Discount rate (per annum)	6.80%	5.70%-6.40%
Future salary growth (per annum)	11.00%	5.00%-11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	58-60	58-65

Disclosure of Plan Assets	Plan assets comprise the following:
	As at March 31
Particulars	2019	2020
Funds managed by the insurer	100%	100%

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2019		For the year ended March 31, 2020
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(164)	178	(251)	274
Future salary growth (1% movement)	165	(156)	276	(260)
Withdrawal rates (10% movement)	(323)	729	(636)	1,240